Goodwill and other intangibles (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of changes in goodwill and intangibles

Figures in million – SA rand	Notes	2023	2022	2021
Goodwill
Balance at beginning of the year		8,241	7,727	7,165
Goodwill on acquisition of subsidiaries		—	23	—
Impairment	10	(8,435)	—	—
Foreign currency translation		693	491	562
Carrying value at end of the year[1]		499	8,241	7,727

Other intangibles
Cost
Balance at beginning of the year		86	—	—
Intangible assets acquired on acquisition of subsidiaries		—	83	—
Foreign currency translation		12	3	—
Balance at end of the year		98	86	—

Accumulated amortisation and impairment
Balance at beginning of the year		5	—	—
Impairment	10	86	—	—
Charge for the year		4	5	—
Balance at end of the year		95	5	—
Carrying value at end of the year		3	81	—

Total goodwill and other intangibles		502	8,322	7,727
1The goodwill arose on the acquisition of the below subsidiaries:
•SFA (Oxford), amounting to R123 million allocated to the Stillwater (R60 million), Rustenburg (R44 million) and Kroondal (R18 million) CGUs, where it is tested for impairment. During 2023, the R60 million goodwill allocated to Stillwater was fully impaired (see note 10). The remaining carrying value of goodwill related to the SFA
(Oxford) acquisition amounts to R63 million at 31 December 2023
•Qinisele Resources, amounting to R54 million and fully impaired by 31 December 2020
•Cooke, amounting to R737 million which was fully impaired by 31 December 2020
•Aquarius Platinum (South Africa) Proprietary Limited (Aquarius), amounting to R401 million allocated to the Kroondal (R134 million) and the Rustenburg operation (R267 million) CGUs, where it is tested for impairment. No impairment has been recognised
•Stillwater, amounting to US$450 million (R5,874 million), at the exchange rate on the acquisition effective date) allocated to the Stillwater CGU, where it is tested for impairment. During 2023, the entire goodwill amount allocated to the Stillwater CGU with a carrying value of R8,352 million was impaired (see note 10)
•DRDGOLD, amounting to R35 million allocated to the DRDGOLD CGU, where it is tested for impairment. No impairment has been recognised
•Sandouville, amounting to R23 million allocated to the Sandouville CGU, where it is tested for impairment. During 2023, the entire goodwill amount allocated to the
Sandouville CGU was impaired (see note 10)

Schedule of estimates and assumptions used in calculation of impairment of goodwill	The Group’s estimates and assumptions used in the 31 December 2023 impairment testing include:

		Gold operations[1]			PGM operations			Europe (Sandouville nickel refinery)[2]		AUS operations
		2023	2022	2021	2023	2022	2021	2023	2022	2023
Average gold price[3,5]	R/kg	1,072,364	869,035	773,398
Average PGM (4E) basket price[4,5]	R/4Eoz				29,124	27,566	24,422
Average PGM (2E) basket price[5]	US$/2Eoz				1,281	1,334	1,180
Average nickel price[5]	US$/lbs							8.9	8.3
Average cobalt price[5]	US$/lbs							15.8	22.1
Average zinc price[5]	A$/t									3,873
Nominal discount rate — South Africa[6,7]	%	13.7- 15.8	13.9 - 15.8	11.5 - 13.5	22.5 - 22.7	22.5 - 22.6	20.0
Nominal discount rate — US7%					12.0	12.9	8.3
Nominal discount rate — Europe[7]	%							7.4	9.8
Nominal discount rate — Australia[7]	%									9.3
Inflation rate — South Africa[3,8]	%	6.0	6.5	6.0	6.0	6.5	6.0
Inflation rate — US8%					2.5	4.0	2.0
Inflation rate — Europe[8]	%							1.6	2.5
Inflation rate — Australia[8]	%									2.9
Life-of-mine[3,9]	years	4 - 11	4 - 10	4 - 9	14 - 47	15 - 49	17 - 50	23	24	4
1Include the operating gold mines Driefontein, Kloof and Beatrix
2The Keliber impairment assessment at 31 December 2023 applied an average lithium hydroxide price of US$22,933/t, nominal discount rate of 10.1%, inflation rate of 2%
and a life-of-mine of 24 years
3The estimates and assumptions used in the impairment assessment of the Burnstone project include an average gold price of R1,012,625/kg (2022: R793,473/kg, 2021:
R729,270/kg), inflation rate of 6.0% (2022: 6.5%, 2021: 6.0%) and life-of-mine of 25 years (2022: 22 years, 2021: 24 years)
4The average PGM basket price used on the Mimosa equity-accounted joint venture was R26,632/4Eoz (2022: R25,420/4Eoz, 2021: R21,943/4Eoz)
5The average prices and the exchange rate were derived by considering various bank and commodity broker consensus forecasts
6Nominal discount rate for the Burnstone project is 18.9% (2022: 17.4%, 2021: 15.3%) and for the equity-accounted joint venture Mimosa, 31.2% (2022: 30.7%, 2021: 24.4%)
7The nominal discount rate is calculated as the weighted average cost of capital of the respective CGUs
8The inflation rate is based on the expected forecast inflation rate in the geographical region which most affects the CGU's cash flows
9Periods longer than five years are considered appropriate based on the nature of the operations since a formally approved life-of-mine plan is used to determine cash flows over the life of each mine based on the available reserves